GOING CONCERN (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
GOING CONCERN
Net Loss	$ (1,740,418)	$ (4,079)
Cash flow from operating activity	(1,274,344)	$ 2,639,003
Cash and cash equivalents	2,889,830		$ 3,316,062
Short-term investments	1,808,324		2,554,319
Balance of Current Liabilities	6,668,600
Current liabilities	$ 7,551,554		$ 6,467,631